Note 21 Financial liabilities at amortised cost (Details) - EUR (€)		Jun. 30, 2021	Dec. 31, 2020
Financial liabilities at amortised cost [Line Items]
Total deposits at amortised cost		€ 410,440,000,000	€ 415,467,000,000
Deposits from central banks		50,731,000,000	45,177,000,000
Deposits from banks		20,913,000,000	27,629,000,000
Deposits from customers		338,795,000,000	342,661,000,000
Debt instruments issued		55,047,000,000	61,780,000,000
Other financial liabilities		14,132,000,000	13,358,000,000
Financial liabilities at amortised cost		479,618,000,000	490,606,000,000
Demand Deposits [Member]
Financial liabilities at amortised cost [Line Items]
Deposits from central banks		380,000,000	163,000,000
Deposits from banks		8,240,000,000	7,196,000,000
Deposits from customers		271,721,000,000	266,250,000,000
Time depostis and other [Member]
Financial liabilities at amortised cost [Line Items]
Deposits from central banks		43,184,000,000	38,274,000,000
Deposits from banks	[1]	8,688,000,000	16,079,000,000
Deposits from customers	[1]	65,320,000,000	75,666,000,000
Repurchase Agreements [Member]
Financial liabilities at amortised cost [Line Items]
Deposits from central banks		7,168,000,000	6,740,000,000
Deposits from banks		3,985,000,000	4,354,000,000
Deposits from customers		€ 1,754,000,000	€ 746,000,000

[1]	(*) It is mainly due to the decrease in time deposits at Banco Bilbao Vizcaya Argentaria, S.A. due to the current interest rate situation